Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (1,824,837)	$ (6,334)	$ (2,420,589)	$ (6,235)	$ (2,168)	$ (16,198)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock-based compensation related to employees and non-employees	1,256,750		1,423,417
Change in fair value of SAFE notes	219,952	6,450	461,252	7,100	(13,550)	13,550
Changes in operating assets and liabilities:
Prepaids and other current assets			(412,724)			(3,468)
Accounts payable			57,661	(35)
Accrued expenses and other liabilities			500,190		2,045	1,246
Net cash (used in) provided by operating activities			(390,793)	830	(13,673)	(4,870)
Cash flows from financing activities:
Proceeds from issuance of SAFE notes			1,695,000		150,000
Proceeds from issuance of Shareholder note					3,140
Proceeds from issuance of common stock and warrants in private placement	8,016,937		8,016,937
Payment of offering costs related to private placement			(1,559,252)
Proceeds from issuance of restricted stock awards			20		60
Net cash provided by financing activities			8,152,705		153,200
Net increase in cash and cash equivalents			7,761,912	830	139,527	(4,870)
Cash and cash equivalents at beginning of the period			134,657	139,527		139,527
Cash and cash equivalents at end of the period	$ 7,896,569	$ 140,357	7,896,569	140,357	$ 139,527	$ 134,657
Supplemental schedule of non-cash activities:
Recapitalization of Unite Acquisition 3 Corp. accumulated deficit at time of the exchange			(398,116)
Unpaid transaction costs			36,750
Conversion of SAFE notes			2,306,252
Common stock cancelled at the time of the exchange			$ 100